JPMorgan International Hedged Equity Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Australia — 7.0%
ANZ Group Holdings Ltd.	35	666
Aristocrat Leisure Ltd.	4	182
BHP Group Ltd.	62	1,514
Brambles Ltd.	25	311
Commonwealth Bank of Australia	13	1,242
Glencore plc	25	108
Goodman Group, REIT	21	459
GPT Group (The), REIT	41	116
Insurance Australia Group Ltd.	80	456
Macquarie Group Ltd.	5	708
Medibank Pvt Ltd.	158	389
Mirvac Group, REIT	349	422
National Australia Bank Ltd.	31	769
Northern Star Resources Ltd.	12	128
QBE Insurance Group Ltd.	64	827
Rio Tinto Ltd.	19	1,380
Rio Tinto plc	9	559
Santos Ltd.	109	472
Telstra Group Ltd.	35	85
Transurban Group	31	257
Wesfarmers Ltd.	8	367
Westpac Banking Corp.	21	428
Woodside Energy Group Ltd.	14	222
Woolworths Group Ltd.	25	472
		12,539
Austria — 0.1%
Erste Group Bank AG	3	200
Belgium — 0.5%
Anheuser-Busch InBev SA	8	412
KBC Group NV	8	594
		1,006
China — 0.3%
Prosus NV	14	549
Denmark — 2.5%
Carlsberg A/S, Class B	6	660
Novo Nordisk A/S, Class B	41	3,442
Novonesis (Novozymes) B	7	377
		4,479
Finland — 0.7%
Nokia OYJ	35	165
Nordea Bank Abp	88	1,040
		1,205
France — 11.9%
Air Liquide SA	13	2,229

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Airbus SE	8	1,323
AXA SA	6	213
BNP Paribas SA	19	1,308
Capgemini SE	8	1,427
Cie Generale des Etablissements Michelin SCA	19	671
Dassault Systemes SE	12	445
Engie SA	84	1,391
EssilorLuxottica SA	—	92
Hermes International SCA	—	332
Legrand SA	14	1,459
L'Oreal SA	1	491
LVMH Moet Hennessy Louis Vuitton SE	4	3,057
Orange SA	63	674
Pernod Ricard SA	6	658
Safran SA	9	2,177
Societe Generale SA	33	1,069
TotalEnergies SE	12	713
Vinci SA	15	1,580
		21,309
Germany — 9.7%
adidas AG	2	601
Allianz SE (Registered)	9	2,813
BASF SE	2	87
Bayer AG (Registered)	7	166
Daimler Truck Holding AG	5	207
Deutsche Boerse AG	1	244
Deutsche Post AG	25	894
Deutsche Telekom AG (Registered)	67	2,252
E.ON SE	103	1,214
Heidelberg Materials AG	3	454
Infineon Technologies AG	37	1,221
Mercedes-Benz Group AG	5	275
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2	1,334
RWE AG	6	188
SAP SE	11	3,117
Siemens AG (Registered)	8	1,766
Siemens Healthineers AG (a)	3	167
Zalando SE * (a)	10	366
		17,366
Hong Kong — 1.5%
AIA Group Ltd.	143	1,007
CK Asset Holdings Ltd.	68	286
Hong Kong Exchanges & Clearing Ltd.	15	576
Link, REIT	33	138
Prudential plc	24	196

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Sun Hung Kai Properties Ltd.	29	259
Techtronic Industries Co. Ltd.	18	242
		2,704
Ireland — 0.2%
AIB Group plc	33	193
Kingspan Group plc	3	223
Kingspan Group plc	—	21
		437
Italy — 1.6%
Enel SpA	57	404
FinecoBank Banca Fineco SpA	36	692
UniCredit SpA	40	1,828
		2,924
Japan — 23.0%
Advantest Corp.	8	448
Ajinomoto Co., Inc.	21	858
Asahi Group Holdings Ltd.	29	315
Asahi Kasei Corp.	38	257
Bridgestone Corp.	21	764
Chugai Pharmaceutical Co. Ltd.	4	173
Daifuku Co. Ltd.	12	240
Daiichi Sankyo Co. Ltd.	38	1,060
Daikin Industries Ltd.	7	775
Denso Corp.	50	691
Disco Corp.	1	376
East Japan Railway Co.	29	513
Fast Retailing Co. Ltd.	1	198
Hitachi Ltd.	81	2,041
Hoya Corp.	9	1,235
ITOCHU Corp.	29	1,345
Kajima Corp.	10	183
Kao Corp.	13	500
Keyence Corp.	3	1,335
Konami Group Corp.	5	451
Kyowa Kirin Co. Ltd.	29	429
LY Corp.	63	185
Mitsubishi Corp.	23	367
Mitsubishi UFJ Financial Group, Inc.	62	790
Mitsui & Co. Ltd.	39	766
Mitsui Fudosan Co. Ltd.	99	898
Murata Manufacturing Co. Ltd.	44	698
Nintendo Co. Ltd.	4	236
Nippon Paint Holdings Co. Ltd.	14	90
Nippon Telegraph & Telephone Corp.	866	853
Nomura Research Institute Ltd.	17	561
ORIX Corp.	35	739

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Osaka Gas Co. Ltd.	14	269
Otsuka Corp.	25	573
Pan Pacific International Holdings Corp.	24	671
Recruit Holdings Co. Ltd.	15	1,012
Renesas Electronics Corp. *	43	581
Resona Holdings, Inc.	79	589
Sekisui House Ltd.	21	474
Seven & i Holdings Co. Ltd.	23	367
Shimano, Inc.	3	365
Shin-Etsu Chemical Co. Ltd.	38	1,178
Shionogi & Co. Ltd.	27	394
SoftBank Group Corp.	5	300
Sony Group Corp.	91	2,006
Sumitomo Electric Industries Ltd.	49	915
Sumitomo Metal Mining Co. Ltd.	19	429
Sumitomo Mitsui Financial Group, Inc.	78	1,920
Suzuki Motor Corp.	75	893
T&D Holdings, Inc.	37	704
Taisei Corp.	7	277
Takeda Pharmaceutical Co. Ltd.	26	699
Terumo Corp.	52	978
Tokio Marine Holdings, Inc.	44	1,451
Tokyo Electron Ltd.	8	1,383
Toyota Motor Corp.	128	2,432
		41,230
Macau — 0.1%
Sands China Ltd. *	69	165
Netherlands — 4.4%
Adyen NV * (a)	—	413
ASML Holding NV	6	4,058
Heineken NV	11	728
Koninklijke Ahold Delhaize NV	15	540
Koninklijke KPN NV	242	875
NN Group NV	18	828
Wolters Kluwer NV	2	448
		7,890
New Zealand — 0.1%
Xero Ltd. *	2	171
Singapore — 1.4%
DBS Group Holdings Ltd.	37	1,222
Oversea-Chinese Banking Corp. Ltd.	29	367
Sea Ltd., ADR *	5	561
United Overseas Bank Ltd.	14	396
		2,546

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — 2.8%
Banco Bilbao Vizcaya Argentaria SA	51	578
Banco Santander SA	333	1,704
CaixaBank SA	62	376
Iberdrola SA	94	1,323
Industria de Diseno Textil SA	18	1,010
		4,991
Sweden — 2.4%
Atlas Copco AB, Class A	118	1,965
Sandvik AB	22	452
Volvo AB, Class B	69	1,913
		4,330
Switzerland — 3.9%
Cie Financiere Richemont SA (Registered)	10	1,844
Givaudan SA (Registered)	—	254
Lonza Group AG (Registered)	2	1,584
Sandoz Group AG	24	1,154
SGS SA (Registered)	3	294
UBS Group AG (Registered)	22	781
Zurich Insurance Group AG	2	1,208
		7,119
United Kingdom — 13.0%
3i Group plc	41	1,986
AstraZeneca plc	25	3,537
Barclays plc	469	1,718
British American Tobacco plc	19	745
Centrica plc	392	690
DCC plc	2	129
Diageo plc	17	508
HSBC Holdings plc	177	1,849
InterContinental Hotels Group plc	8	1,069
Lloyds Banking Group plc	593	456
London Stock Exchange Group plc	8	1,142
National Grid plc	46	559
NatWest Group plc	153	816
Next plc	3	329
Reckitt Benckiser Group plc	8	550
RELX plc	48	2,393
Rolls-Royce Holdings plc *	26	198
Sage Group plc (The)	14	231
SSE plc	60	1,207
Standard Chartered plc	55	740
Taylor Wimpey plc	133	196
Tesco plc	246	1,131
Unilever plc	19	1,102
		23,281

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 11.6%
BP plc	415	2,145
CSL Ltd.	4	754
Ferrovial SE	14	606
GSK plc	34	594
Nestle SA (Registered)	42	3,554
Novartis AG (Registered)	20	2,070
Roche Holding AG	7	2,232
Sanofi SA	16	1,727
Schneider Electric SE	10	2,525
Shell plc	105	3,462
Spotify Technology SA *	—	196
Stellantis NV	69	917
		20,782
Total Common Stocks (Cost $135,226)		177,223
	NO. OF CONTRACTS
Options Purchased — 0.3%
Put Options Purchased — 0.3%
United States — 0.3%
MSCI EAFE Index
3/31/2025 at USD 2,130.00, European Style
Notional Amount: USD 182,052
Counterparty: Exchange-Traded * (Cost $1,868)	765	547
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (b) (c) (Cost $2,929)	2,928	2,929
Total Investments — 100.7% (Cost $140,023)		180,699
Liabilities in Excess of Other Assets — (0.7)%		(1,192)
NET ASSETS — 100.0%		179,507

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.0%
Pharmaceuticals	9.8
Insurance	6.3
Semiconductors & Semiconductor Equipment	4.5
Oil, Gas & Consumable Fuels	3.9
Textiles, Apparel & Luxury Goods	3.2
Capital Markets	3.0
Machinery	2.8
Diversified Telecommunication Services	2.6
Automobiles	2.5
Chemicals	2.5
Food Products	2.4
Professional Services	2.3
Metals & Mining	2.3
Electrical Equipment	2.2
Software	2.2
Industrial Conglomerates	2.2
Multi-Utilities	2.1
Aerospace & Defense	2.0
Beverages	1.8
Automobile Components	1.7
Electric Utilities	1.6
Household Durables	1.5
Construction & Engineering	1.5
IT Services	1.4
Consumer Staples Distribution & Retail	1.4
Trading Companies & Distributors	1.4
Health Care Equipment & Supplies	1.4
Personal Care Products	1.2
Electronic Equipment, Instruments & Components	1.1
Broadline Retail	1.1
Others (each less than 1.0%)	9.5
Short-Term Investments	1.6

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	29	03/21/2025	USD	3,437	150

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
Written Call Options Contracts as of January 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	765	USD 182,052	USD 2,385.00	3/31/2025	(2,769)
Written Put Options Contracts as of January 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	765	USD 182,052	USD 1,790.00	3/31/2025	(92)
Total Written Options Contracts (Premiums Received $1,844)						(2,861)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$12,539	$—	$12,539
Austria	—	200	—	200
Belgium	—	1,006	—	1,006
China	—	549	—	549
Denmark	—	4,479	—	4,479
Finland	—	1,205	—	1,205

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$21,309	$—	$21,309
Germany	—	17,366	—	17,366
Hong Kong	—	2,704	—	2,704
Ireland	—	437	—	437
Italy	—	2,924	—	2,924
Japan	—	41,230	—	41,230
Macau	—	165	—	165
Netherlands	540	7,350	—	7,890
New Zealand	—	171	—	171
Singapore	561	1,985	—	2,546
Spain	—	4,991	—	4,991
Sweden	—	4,330	—	4,330
Switzerland	254	6,865	—	7,119
United Kingdom	—	23,281	—	23,281
United States	196	20,586	—	20,782
Total Common Stocks	1,551	175,672	—	177,223
Options Purchased	547	—	—	547
Short-Term Investments
Investment Companies	2,929	—	—	2,929
Total Investments in Securities	$5,027	$175,672	$—	$180,699
Appreciation in Other Financial Instruments
Futures Contracts	$150	$—	$—	$150
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(2,769)	$—	$—	$(2,769)
Put Options Written	(92)	—	—	(92)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(2,711)	$—	$—	$(2,711)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	$1,423	$15,165	$13,659	$— (c)	$— (c)	$2,929	2,928	$64	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.
(c)	Amount rounds to less than one thousand.